PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Sep. 30, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Plant and equipment, net consist of the following:

	September 30,
	2016	2017
	RMB	RMB

Plant and building	127,601	127,608
Machinery and equipment	44,098	48,625
Furniture and office equipment	12,388	12,392
Motor vehicles	4,378	4,777
Total	188,465	193,402
Accumulated depreciation	(42,021)	(50,081)
Accumulated impairment	-	-
Construction in progress	5,615	1,511
Plant and equipment, net	152,059	144,832